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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2001

               If amended report check here: |X|   Amendment Number: _1__

                        This Amendment (Check only one):

                              |X| is a restatement
                              |_| adds new holding entries.

SRB Associates VI L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Two Galleria Tower   13455 Noel Rd., Ste. 1670    Dallas       TX       75240
--------------------------------------------------------------------------------
Business Address             (Street)             (City)     (State)    (Zip)


13F File Number: 28-06365

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jan E. Gaulding               Vice President & CFO               (972)702-1100
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Jan E. Gaulding

                                      ------------------------------------------
                                           (Signature)

                                        Dallas, Texas       August 6, 2001
                                      ------------------------------------------
                                              (Place and Date of Signing)

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ____None____

Form 13F Information Table Entry Total:  _____4______

Form 13F Information Table Value Total: $__13,309____
                                         (thousands)


List of Other Included Managers:             None

                                                       SRB Associates VI L.P.
                                                              FORM 13F

                                                          Information Table



                                                                                                                 Voting Authority

                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other       ----------------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers     * Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------     ----------------------
Airspan Networks, Inc.        Common     00950H102        2,598      1,154,463   SH       Sole                1,154,463   0      0
Broadcom Corporation          Common     111320107          471         16,284   SH       Sole                   16,284   0      0
Cisco Systems, Inc.           Common     17275R102        6,639        419,875   SH       Sole                  419,875   0      0
Vitesse Semiconductor Corpor  Common     928497106        3,601        151,204   SH       Sole                  151,204   0      0

                                           Total         13,309



      *  Shares are being reported by SRB Associates VI L.P., as "Manager" of Sevin
         Rosen Fund VI L.P. and Sevin Rosen VI Affiliates Fund L.P., (collectively the  "Funds")  with the Funds  having the sole voting  authority of the shares issued to and held in the name of the respective Funds.

